Shareholder Report, Holdings (Details) - Cultivar ETF	Jul. 31, 2026
US Treasury Bill 8/4/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
MarketAxess Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
US Treasury 5/15/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Healthcare Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
US Treasury 5/15/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Kimberly-Clark Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Alexandria Real Estate Equities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
Core Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Dollar General Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.34%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.73%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
US Treasury Bonds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
US Treasury Bills Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%